BANK LOANS	12 Months Ended
Dec. 31, 2014
Bank Loans [Abstract]
BANK LOANS
11.	BANK LOANS

Bank loans comprised:	2014	2014	2013
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	-	-	67,681
Long-term bank loans	26,238	160,553	195,087
Less: current portion	-	-	(67,681)
	26,238	160,553	195,087

Each of the credit line below can only be used by the specific entity that signed agreement with the banks and cannot be used by other entities within the group.

Hainan Jinpan has a working capital credit facility from the Bank of China for RMB 100.0 million (US$16.4 million).  As of December 31, 2014, no amounts were outstanding  under this credit facility. This credit facility bears interest at the prime rate declared by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 5.6% per annum for the year ended December 31, 2014. This facility expires in March 2016.

Hainan Jinpan has a working capital credit facility from Bank of Communication for RMB 120 million  (US$19.6 million). As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. This credit facility expired in December 2014 and we are negotiating a new credit facility the Bank of Communication on similar terms as the old credit facility.

Hainan Jinpan has an unsecured letter of credit facility from the Bank of China for RMB 203 million  (US$33.2 million).  This credit facility bears interest at LIBOR plus a margin rate.  As of December 31, 2013, no amounts were outstanding under this credit facility.  This facility expires in March 2016.

Hainan Jinpan has an oral agreement of working capital credit facility from the Industrial and Commercial Bank of China for RMB 100 million (US$16.3 million). This credit facility bears interest at the benchmark rate set by the People’s Bank of China. As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility will expire in June 2015 and we intend to extend this credit facility.

Hainan Jinpan has an oral agreement of unsecured letter of credit facility from the Industrial and Commercial Bank of China for RMB 130 million (US$21.3 million). This credit facility bears interest at LIBOR plus a margin rate. As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility will expire in June 2015 and we intend to extend this credit facility.

Hainan Jinpan has an unsecured letter of credit facility from Bank of Communication for RMB 180 million (US$29.4 million). As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility bears interest at LIBOR plus a margin rate. This credit facility expired in expired in December 2014 and we are negotiating a new credit facility with the Bank of Communication on similar terms as the old credit facility.

Shanghai Jinpan has a credit facility from bank of China for RMB 90 million (US$ 14.7 million) of which 60 million (US$ 9.8 million) was working capital facility and RMB 30 million (US$4.9 million was letter of credit facility.  As of December 31, 2014, no amounts were outstanding  under this credit facility. This credit facility bears interest according to the benchmark rate set by the Bank of China. This credit facility expired in expired in February 2015 and we are negotiating a new credit facility with the Bank of Communication on similar terms as the old credit facility.

Hainan Jinpan has a credit facility from Nanyang Commercial Bank for RMB 100 million (US$16.34 million) of which RMB 50 million(US$ 8.17million) was working capital facility and RMB 50 million(US$ 8.17million) was letter of credit facility. As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility bears interest according to the benchmark rate set by the Bank of China. This credit facility expires in April 2015 and we are negotiating a new credit facility with  Nanyang Commercial Bank on similar terms as the old credit facility.

Hainan Jinpan has a credit facility from China CITIC  Bank for RMB 200 million (US$ 32.69 million). As of December 31, 2014, no amounts were outstanding under this credit facility. This credit facility bears interest according to the benchmark rate set by the Bank of China. This credit facility expired in March 2015 and we are negotiating a new credit facility with China CITIC  Bank on similar terms as the old credit facility.

Guilin JFT has two credit facilities with the Bank of Communications, a long term credit line for fixed asset investment and a short term credit line for working capital totaling   RMB 350 million (US$57.2 million).  The fixed asset credit line is in the amount of RMB 210 million (US$34.3 million) and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum.   Our borrowings under this credit line accrued interest at an average interest rate 6.88% per annum for the year ended December 31, 2014.  Loans made under this credit line must be applied to fixed asset investment at the Company’s Guilin facility and was secured by the fixed assets investment at Guilin.  As of December 31, 2014, there was RMB 152.1 million (US$24.9 million) outstanding under this credit facility. The credit line has a term of seven years. Repayment of loan principal is scheduled over a seven year period, from 2013 to 2019. The working capital credit line is in the amount of RMB 140 million (US$22.9 million) and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum. Loans made under this credit line must be applied to the working capital of the Company’s Guilin facility.   The credit line has a term of two years.  The loan principal must be repaid in full annually. As of December 31, 2014, no amounts were outstanding  under this credit facility.

Jinpan Realty has a long term mortgage bank loan of US$1.7 million from Enterprise Bank in USA for purchasing the land and building, which constitute our U.S. offices, in 2009. The loan is secured by the property. The interest rate is fixed at 6% for first 5 years. Thereafter, the rate shall be reset at the then current five year U.S. treasury rate plus 2% for the remainder term of the loan. The term of the loan is 20 years. Jinpan Realty amended the loan agreement with Enterprise Bank on December 1, 2013.  The interest rate is fixed at 4.75% per annum effective December 1, 2013 and the loan matures on October 1, 2019. There was approximately RMB 8.5 million (US$1.4 million) outstanding as of December 31, 2014.

The table below reflects the principal balance due of Jinpan Realty , Guilin JFT and short term bank loans for the next five years.

               RMB in thousands

Year	2015	2016	2017	2018	2019	Thereafter	Total
Principal Due	401	420	38,993	58,264	62,475	-	160,553